EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - RSU Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 0.59	$ 1.70
Market price (in USD per share)	$ 0.59	$ 1.70
Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 1.27	$ 6.07
Market price (in USD per share)	$ 1.27	$ 6.07
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 1.96	$ 15.15
Market price (in USD per share)	1.96	$ 15.15
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		852,395
Grant date fair value of awards granted (in USD per share)	$ 1.13	$ 3.35
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 0	$ 0
Market price (in USD per share)	$ 0.59	1.70
Restricted Stock Units (RSUs) | Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of awards granted (in USD per share)		$ 3.35
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 0	$ 0
Market price (in USD per share)	$ 1.13	$ 3.35
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Forfeiture Rate	6.00%	6.00%
Grant price (in USD per share)	$ 0	$ 0
Market price (in USD per share)	$ 1.96	$ 15.15